Short-Term and Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2022
Short-Term and Long-Term Debt [Abstract]
Schedule of Debt

	As of December 31,
	2022	2021
Short-Term Debt
Short-term debt (1)	$562	$1,084

Long-Term Debt, Excluding Current Portion
9.76% surplus note, due 2024	$50	$50
6.56% surplus note, due 2028	500	500
LIBOR + 111 bps surplus note, due 2028	71	71
LIBOR + 226 bps surplus note, due 2028	568	593
6.03% surplus note, due 2028	750	750
LIBOR + 200 bps surplus note, due 2035	30	30
LIBOR + 155 bps surplus note, due 2037	25	25
4.20% surplus note, due 2037	50	50
LIBOR + 100 bps surplus note, due 2037	154	194
4.225% surplus note, due 2037	28	28
4.00% surplus note, due 2037	30	30
4.50% surplus note, due 2038	13	13
Total long-term debt	$2,269	$2,334

(1)The short-term debt represents short-term notes payable to LNC.

Future Principal Payments

2023	$-
2024	50
2025	-
2026	-
2027	-
Thereafter	2,219
Total	$2,269

Credit facilities and letters of credit

		As of December 31, 2022
	Expiration	Maximum	LOCs
	Date	Available	Issued
Credit Facilities
Five-year revolving credit facility	June 19, 2026	$2,500	$1,635
LOC facility (1)	August 26, 2031	979	948
LOC facility (1)	October 1, 2031	891	891
Total		$4,370	$3,474

(1)Our wholly-owned subsidiaries entered into irrevocable LOC facility agreements with third-party lenders supporting inter-company reinsurance agreements.